Revenue (Details) - DKK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenue
Revenue	kr 1,364,923	kr 1,190,687
Janssen (Darzalex/Daratumumab & DuoBody)
Revenue
Revenue	1,189,211	745,302
Novartis (Arzaerra/Ofatumumab)
Revenue
Revenue	11,704	317,738
Other collaboration partners
Revenue
Revenue	164,008	127,647
Royalties
Revenue
Revenue	1,181,101	708,933
Milestone payments
Revenue
Revenue	19,676	40,010
License fees
Revenue
Revenue		336,045
Reimbursement income
Revenue
Revenue	kr 164,146	kr 105,699